Investment in uranium (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method Text Block Abstract
Schedule of the fair value of the physical uranium investment
Investment in uranium
$
Balance, December 31, 2020	-

Physical uranium	9,076,000
Fair value adjustment	1,554,000
Gain on sale of uranium	524,075
Sale of uranium investment	(6,975,000)
Currency translation adjustment	30,925
Balance, December 31, 2021	4,210,000

Sale of uranium investment	(4,245,000)
Gain on sale of uranium	35,000
Currency translation adjustment	-
Balance, December 31, 2022	-

Schedule of uranium concentrates purchase agreement
	Purchase Commitments in Pounds	Total Purchase Price
Fiscal 2023	400,000	$19,572,500
Fiscal 2024	-	-
Fiscal 2025	-	-
Fiscal 2026	-	-
Fiscal 2027	-	-